Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events [Text Block]

17. Subsequent Events

Securities Purchase Agreement

As previously disclosed in the Current Report on Form 8-K filed by the Company with the SEC on October 7, 2025, on October 6, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with RTB, pursuant to which the Company sold an aggregate of 50,000 shares of its Series C convertible preferred stock, par value $0.001 per share (the “Series C Preferred Stock”) to RTB in a private placement (the “PIPE Financing”), which closed on October 7, 2025. Each share of Series C Preferred Stock was sold at a purchase price of $0.40 per share to RTB for gross proceeds of up to $5,000,000 to the Company, before operating expenses. The Purchase Agreement memorializes that the purchase by RTB of the Series C Preferred Stock is in furtherance of maintaining the Company’s required capital during the period prior to the closing of the Merger, and that regardless of whether the Merger takes place, the Series C Preferred Stock shall be dilutive of the economics or voting of the Company’s shares of common stock only at such times as the Merger Agreement is effective. The Purchase Agreement specifies that solely in the event of a Material Breach Event (as defined in the Purchase Agreement), the Company shall issue to RTB warrants to purchase common stock, as outlined in the Purchase Agreement.

Compliance with Nasdaq’s Stockholders’ Equity Rule

As disclosed in our Current Report on Form 8-K filed with the SEC on April 11, 2025, we received a written notification from the Nasdaq Listing Qualifications Staff (the “Staff”) on April 8, 2025 notifying us that we were not in compliance with the minimum stockholders’ equity requirement of $2.5 million for continued listing on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(1)(the “Stockholders’ Equity Rule”). On May 21, 2025, the Company submitted a compliance plan to Nasdaq to regain compliance with Stockholders’ Equity Rule (the “Compliance Plan”), and on May 23, 2025, the Company received a letter from Nasdaq (the “Nasdaq Extension Letter”) stating that, based on the information presented in the Compliance Plan, Nasdaq determined to grant the Company an extension to regain compliance with such rule. Pursuant to the terms of the Nasdaq Extension Letter, the Company was required to raise financing and provide sufficient evidence to Nasdaq, on or before October 6, 2025, that the Company believes it is in compliance with Rule 5550(b)(1). On October 10, 2025, the Company received a written notification from the Staff that, based on the Company’s Current Report on Form 8-K filed with the SEC on October 7, 2025, the Staff determined that the Company regained compliance with the Stockholders’ Equity Rule.

Departure of Fredi Nisan as Chief Executive Officer and Director and Appointment of George Oliva as Interim Chief Executive Officer

As previously disclosed in the Current Report on Form 8-K filed by the Company with the SEC on October 1, 2025, the Company’s Chief Executive Officer, Fredi Nisan, informed the Company on September 25, 2025 of his retirement from his position, effective October 31, 2025, at which time George Oliva, the Company’s Chief Financial Officer, became the Company’s interim Chief Executive Officer. Also as previously disclosed in the Current Report on Form 8-K filed with the SEC on October 31, 2025, Mr. Nisan informed the Company on October 28, 2025 of his resignation as a director of the Company, effective October 30, 2025. Mr. Nisan’s departure from his positions was not the result of any disagreement with the Company related to its operations, policies or practices.

Executive Services Agreement with RTB

On November 10, 2025, the Company and RTB entered into an Executive Services Agreement (“Agreement”) pursuant to which the Company will provide RTB with executive oversight and project management relating to RTB’s accounting operations, including supervising, managing, and liaising with external auditors for annual audits and interim reviews. In consideration for the services to be provided, RTB will pay the Company specified hourly fees, as per the terms of the Agreement. The term of the Agreement is six (6) months and may be cancelled at any time by the parties’ mutual consent.

16. Subsequent Events

Preferred Stock Repurchase and Note Repayment Agreement

On January 23, 2025, the Company entered into a Preferred Stock Repurchase and Note Repayment Agreement (the “Repurchase Agreement”) with a securityholder of the Company (the “Securityholder”), which provides for repayment of the outstanding balance of an 8% Senior Convertible Note issued to the Securityholder on November 8, 2021 (the “Note”), which Note was originally due on November 5, 2023, and which maturity date was extended through April 5, 2026, pursuant to subsequent extensions provided by the Securityholder. Additionally, pursuant to two Exchange Agreements between the Company and the Securityholder entered into on July 25, 2023 and November 27, 2023, respectively, a portion of the outstanding balance of the Note was exchanged for 55,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.01 per share (the “Series B Preferred Shares”).

Pursuant to terms of the Repurchase Agreement, in consideration for an aggregate payment of $17,000,000 by the Company to the Securityholder (the “Repurchase Price”), (i) the entire outstanding principal balance of the Note, including all accrued and unpaid interest, shall be deemed to have been paid and (ii) all outstanding Series B Preferred Shares held by the Securityholder will be repurchased by the Company.

The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date. Upon the payment of the First Installment, all Series B Preferred Shares held by the Securityholder were repurchased.

The Repurchase Agreement further provides that, during the period from the payment of the First Installment until the Second Installment Date, no interest will accrue on the remaining balance of the Note and certain restrictive covenants under the Note will be temporarily waived. If the Company fails to make the Second Installment on or before the Second Installment Date, then interest will continue to accrue again on the outstanding balance of the Note and all other terms of the Note will also be restored as they were prior to the date the First Installment was paid.

Stock Purchase Agreement and Financing

On January 23, 2025, in connection with the Company’s securing financing (the “Financing”), the Company entered into a stock purchase agreement (the “SPA”) with a purchaser (the “Purchaser”), which provides for the sale to the Purchaser of all of the issued and outstanding shares of capital stock (the “Ryvyl EU Shares”) of the Company’s indirect subsidiary domiciled in Bulgaria, Ryvyl (EU) EAD (“Ryvyl EU”), by Transact Europe Holdings EOOD, the Company’s wholly owned subsidiary, also domiciled in Bulgaria (“Transact Europe”) for an aggregate purchase price of $15,000,000 (the “Financing Purchase Price”). Under the terms of the SPA, the Company was required to use $13 million of the net proceeds raised in the Financing to pay the First Installment of the Repurchase Price.

On January 23, 2025, the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provides the Company with the right to terminate the SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the SPA (April 23, 2025), provided that such date may be extended an additional 30 days (May 23, 2025) in consideration for the Company’s payment of $500,000 to the Purchaser. If the SPA is terminated as a result of such payment by the Company, the Ryvyl EU Shares will not be sold to the Purchaser and will be returned to Transact Europe and the SPA will be void and of no further effect, except for some provisions that survive termination. In the event that the SPA is not so terminated, then the Purchaser will close on its purchase of the Ryvyl EU Shares; provided, however, if the Purchaser is unable to close for any reason other than the Company’s breach, including the inability to obtain any regulatory clearances required for such transfer, then the Company is liable for damages in the amount of $16.5 million. In the event that the Purchaser is unable to close on the transfer of the Ryvyl EU Shares, as a result of the Company’s breach, then the Company is liable for damages in an amount equal to the appraised value of the Ryvyl EU Shares.